Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000001420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Crawford Large Cap Dividend Fund - Class C
Average Annual Return, Percent	11.05%		7.53%		9.12%
C000001421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Crawford Large Cap Dividend Fund - Class I
C000193208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Crawford Multi-Asset Income Fund
C000118268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Crawford Small Cap Dividend Fund - Class I
c000254164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q India Equity Fund - Class I
C000254165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q India Equity Fund - Class II
C000254163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Q India Equity Fund - Investor Class
Without Sales Load [Member] | C000001420
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%		7.53%		9.12%
Without Sales Load [Member] | C000001421
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%		8.62%		10.22%
Without Sales Load [Member] | C000193208
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%		7.43%	5.21%
Without Sales Load [Member] | C000118268
Average Annual Return [Line Items]
Average Annual Return, Percent	0.45%		5.92%		8.39%
Without Sales Load [Member] | c000254164
Average Annual Return [Line Items]
Average Annual Return, Percent		2.00%
Without Sales Load [Member] | C000254165
Average Annual Return [Line Items]
Average Annual Return, Percent		2.20%
Without Sales Load [Member] | C000254163
Average Annual Return [Line Items]
Average Annual Return, Percent		1.80%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%		13.59%		14.59%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.37%		13.59%		14.59%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%	14.15%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%		13.15%		14.29%
MSCI INDIA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI INDIA Net (USD)
Average Annual Return, Percent		3.17%
MSCI INDIA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI INDIA Net (USD)
Average Annual Return, Percent		3.17%
MSCI INDIA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI INDIA Net (USD)
Average Annual Return, Percent		3.17%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%		11.33%		10.53%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%		11.33%		10.53%
NASDAQ US Multi-Asset Diversified Income Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Multi-Asset Diversified Income Total Return Index
Average Annual Return, Percent	4.53%		7.82%	4.46%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%		6.09%		9.62%